Stock-Based Compensation - Stock Option Plan (Detail) - USD ($) $ in Thousands	8 Months Ended	9 Months Ended	12 Months Ended
	Sep. 27, 2014	Sep. 26, 2015	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number		1,180,000	1,466,000	1,558,000
Stock options vested, grant-date fair value			$ 900	$ 700	$ 400
Stock options exercised, total intrinsic value			2,700	2,300	1,000
Stock-based compensation expense	$ 322	$ 492	960	$ 748	$ 464
Stock-based compensation expense, unrecognized		$ 3,800	$ 3,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, recognition period		3 years	3 years 2 months 12 days
2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized		3,304,115	3,304,115
Share-based compensation arrangement by share-based payment award, options, outstanding, number		1,127,560	1,466,363
Share-based compensation arrangement by share-based payment award, number of shares available for grant		168,648	159,278
2010 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, weighted average exercisable period			10 years
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized		2,143,589
Share-based compensation arrangement by share-based payment award, options, outstanding, number		52,632
Share-based compensation arrangement by share-based payment award, number of shares available for grant		2,090,957
2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		10 years